OTHER ASSETS, NET	12 Months Ended
Dec. 31, 2014
OTHER ASSETS, NET [Abstract]
OTHER ASSETS, NET
NOTE 10	-	OTHER ASSETS, NET

Other assets, net consist of the following:

	As of December 31,
	2014	2013
Prepaid long-term land lease, net (see Note 16C)	$3,779	$3,899
Debenture issuance expenses and deferred financing charges	3,995	5,719
Prepaid expenses - long-term and others	2,244	1,929
	$10,018	$11,547